UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


Institutional Investment Manager Filing this Report:

Partners Group Holding AG
Zugerstrasse 57
Baar-Zug, 6341
Switzerland

13F File Number: 028-15051

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cyrill Wipfli
Title: Chief Financial Officer
Phone: +41 41 768 8585


Signature	 City, State	          Date

Cyrill Wipfli,    Zug, Switzerland, September 27th, 2012

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total:  63,828 (thousands)


Explanatory Notes:

1 - Partners Group Holding AG and its worldwide affiliates.

Securities are held by funds managed/advised by general partners/management companies owned by
Partners Group Holding AG.


FORM 13F INFORMATION TABLE FOR QUARTER MARCH 31, 2012

NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE(x$1000)	SHRS/PRN AMT	SH/PRN	Put/Call	INVEST DESCR 	OTHER MGRS	VOTING AUTH
																			 SOLE		SHARED		NONE
Abbott Laboratories		COM	002824100	 264 	" 4,300 "	SHN				DEFINED			1	" 4,300 "
American Capital Ltd		COM	02503Y103	 347 	" 40,000 "	SHN				DEFINED			1	" 40,000 "
Apollo Investment Corp		COM	03761U106	 251 	" 35,050 "	SHN				DEFINED			1	" 35,050 "
Ares Capital Corp		COM	04010L103	 969 	" 59,265 "	SHN				DEFINED			1	" 59,265 "
AuthenTec Inc			COM	052660107	3,518 	" 1,113,179 "	SHN				DEFINED			1	" 1,113,179 "
Avid Technology Inc		COM	05367P100	 360 	" 32,744 "	SHN				DEFINED			1	" 32,744 "
Bank of America Corp		COM	060505104	 101 	" 10,600 "	SHN				DEFINED			1	" 10,600 "
Becton Dickinson and Co		COM	075887109	 241 	" 3,100 "	SHN				DEFINED			1	" 3,100 "
BlackRock Kelso Capital Corp	COM	092533108	 152 	" 15,500 "	SHN				DEFINED			1	" 15,500 "
BMC Software Inc		COM	055921100	 253 	" 6,300 "	SHN				DEFINED			1	" 6,300 "
Caesars Entertainment Corp	COM	127686103	10,817 	" 733,857 "	SHN				DEFINED			1	" 733,857 "
Campbell Soup Co		COM	134429109	 244 	" 7,200 "	SHN				DEFINED			1	" 7,200 "
Charles Schwab Corp/The		COM	808513105	 256 	" 17,841 "	SHN				DEFINED			1	" 17,841 "
Clorox Co/The			COM	189054109	 241 	" 3,500 "	SHN				DEFINED			1	" 3,500 "
ConAgra Foods Inc		COM	205887102	 236 	" 9,000 "	SHN				DEFINED			1	" 9,000 "
Consolidated Edison Inc		COM	209115104	 240 	" 4,100 "	SHN				DEFINED			1	" 4,100 "
CR Bard Inc			COM	067383109	 237 	" 2,400 "	SHN				DEFINED			1	" 2,400 "
Crown Holdings Inc		COM	228368106	 365 	" 9,900 "	SHN				DEFINED			1	" 9,900 "
Deere & Co			COM	244199105	2,987 	" 36,925 "	SHN				DEFINED			1	" 36,925 "
Echo Global Logistics Inc	COM	27875T101	 504 	" 31,284 "	SHN				DEFINED			1	" 31,284 "
EMC Corp/MA			COM	268648102	 299 	" 10,000 "	SHN				DEFINED			1	" 10,000 "
EXCO Resources Inc		COM	269279402	10,992 	" 1,657,894 "	SHN				DEFINED			1	" 1,657,894 "
Fifth Street Finance Corp	COM	31678A103	 178 	" 18,200 "	SHN				DEFINED			1	" 18,200 "
Fusion-io Inc			COM	36112J107	 926 	" 32,584 "	SHN				DEFINED			1	" 32,584 "
General Mills Inc		COM	370334104	 245 	" 6,200 "	SHN				DEFINED			1	" 6,200 "
Gold Fields Ltd			ADR	38059T106	 167 	" 12,000 "	SHN				DEFINED			1	" 12,000 "
Goodrich Corp			COM	382388106	 577 	" 4,600 "	SHN				DEFINED			1	" 4,600 "
Goodyear Tire & Rubber Co/The	COM	382550101	 118 	" 10,500 "	SHN				DEFINED			1	" 10,500 "
Groupon Inc			COM	399473107	 206 	" 11,200 "	SHN				DEFINED			1	" 11,200 "
HCA Holdings Inc		COM	40412C101	 299 	" 12,100 "	SHN				DEFINED			1	" 12,100 "
Huntington Bancshares Inc/OH	COM	446150104	 90 	" 13,900 "	SHN				DEFINED			1	" 13,900 "
Intel Corp			COM	458140100	 281 	" 10,000 "	SHN				DEFINED			1	" 10,000 "
iShares MSCI Emerging Markets	ETP	464287234	5,905 	" 137,490 "	SHN				DEFINED			1	" 137,490 "
iShares MSCI Japan Index Fund	ETP	464286848	 461 	" 45,350 "	SHN				DEFINED			1	" 45,350 "
Johnson & Johnson		COM	478160104	 244 	" 3,700 "	SHN				DEFINED			1	" 3,700 "
JPMorgan Chase & Co		COM	46625H100	3,068 	" 66,730 "	SHN				DEFINED			1	" 66,730 "
Kimberly-Clark Corp		COM	494368103	 244 	" 3,300 "	SHN				DEFINED			1	" 3,300 "
Market Vectors Brazil Small-Ca	ETP	57060U613	1,160 	" 26,400 "	SHN				DEFINED			1	" 26,400 "
McCormick & Co Inc/MD		COM	579780206	 245 	" 4,500 "	SHN				DEFINED			1	" 4,500 "
Microsoft Corp			COM	594918104	 592 	" 18,360 "	SHN				DEFINED			1	" 18,360 "
Norfolk Southern Corp		COM	655844108	 230 	" 3,500 "	SHN				DEFINED			1	" 3,500 "
PennantPark Investment Corp	COM	708062104	 292 	" 28,104 "	SHN				DEFINED			1	" 28,104 "
Petroleo Brasileiro SA		ADR	71654V408	 234 	" 8,800 "	SHN				DEFINED			1	" 8,800 "
PG&E Corp			COM	69331C108	 247 	" 5,700 "	SHN				DEFINED			1	" 5,700 "
Powershares QQQ Trust Series 1	ETP	73935A104	7,216 	" 106,830 "	SHN				DEFINED			1	" 106,830 "
Progress Energy Inc		COM	743263105	 579 	" 10,900 "	SHN				DEFINED			1	" 10,900 "
QIAGEN NV			COM	#N/A N/A	 236 	" 15,187 "	SHN				DEFINED			1	" 15,187 "
SAIC Inc			COM	78390X101	 260 	" 19,700 "	SHN				DEFINED			1	" 19,700 "
Sirius XM Radio Inc		COM	82967N108	 58 	" 25,000 "	SHN				DEFINED			1	" 25,000 "
Solutia Inc			COM	834376501	 576 	" 20,600 "	SHN				DEFINED			1	" 20,600 "
Southern Co/The			COM	842587107	 247 	" 5,500 "	SHN				DEFINED			1	" 5,500 "
SPDR Gold Shares		ETP	78463V107	 778 	" 4,800 "	SHN				DEFINED			1	" 4,800 "
SPDR S&P 500 ETF Trust		ETP	78462F103	1,996 	" 14,175 "	SHN				DEFINED			1	" 14,175 "
Starbucks Corp			COM	855244109	 917 	" 16,400 "	SHN				DEFINED			1	" 16,400 "
TransCanada Corp		COM	89353D107	 368 	" 8,550 "	SHN				DEFINED			1	" 8,550 "
Vulcan Materials Co		COM	929160109	 282 	" 6,600 "	SHN				DEFINED			1	" 6,600 "
Wal-Mart Stores Inc		COM	931142103	 251 	" 4,100 "	SHN				DEFINED			1	" 4,100 "
